INVESTMENT IN EQUITY METHOD INVESTEES (Tables)	12 Months Ended
Dec. 31, 2013
INVESTMENT IN EQUITY METHOD INVESTEES [Abstract]
Summary of Financial Information of Equity Method Investees

The summarized financial information prepared in accordance with U.S.GAAP of equity method investees is illustrated as below:

	2012	2013
Balance sheets
Current assets	$19,608	$13,714
Non-current assets	18,363	31,909
Current liabilities	528	583
Non-current liabilities	30	-

	2011	2012	2013
Results of operations
Revenues	$4,823	$4,904	$5,446
Gross profit	2,342	2,700	3,056
Loss from operations	(3,816)	(555)	(933)
Net loss	$(2,782)	$(9)	$(787)